Fair Value (Assets and Liabilities Measured at Fair Value by Level on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	¥ 11,997,000	¥ 14,958,000
Investment securities, Available-for-sale debt securities		47,117,813	34,200,203
Equity securities		6,222,920	5,385,258
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	11,714,000	14,034,000
Obligation to return securities received as collateral		6,581,759	4,806,171
Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	7,718,000	10,847,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	7,361,000	10,205,000
Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	3,910,000	3,734,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	4,027,000	3,608,000
Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	231,000	236,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	237,000	277,000
Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	27,000	26,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	27,000	26,000
Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	94,000	114,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	109,000	95,000
Other [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3],[4]	17,000	1,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3],[4]	(47,000)	(177,000)
Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		35,273,211	23,462,879
Japanese Prefectural and Municipal Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		3,731,513	2,952,820
Foreign Government and Official Institution Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		2,926,963	3,037,488
Corporate Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,134,270	1,272,826
Residential Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,467,130	1,459,393
Commercial Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		464,565	382,255
Asset-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,384,485	1,469,476
Other Debt Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		171,578	163,066	[5]
Commercial Paper [Member]
Assets:
Investment securities, Available-for-sale debt securities		564,098
Fair Value, Measurements, Recurring [Member]
Assets:
Trading account assets, Trading securities	[6]	32,360,686	32,479,566
Trading account assets, Trading derivative assets		11,981,438	14,957,574
Investment securities, Available-for-sale debt securities		47,117,813	34,200,203
Equity securities		5,805,061	4,808,281
Other	[7]	1,263,701	1,136,800
Assets at fair value, Total		98,528,699	87,582,424
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		261,138	559,382
Trading account liabilities, Trading derivative liabilities		11,756,415	14,208,051
Obligation to return securities received as collateral	[8]	6,581,759	4,806,171
Other	[9]	556,341	520,609
Liabilities at fair value, Total		19,155,653	20,094,213
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	[6]	18,439,146	14,891,635
Trading account assets, Trading derivative assets		136,515	216,834
Investment securities, Available-for-sale debt securities		34,010,613	22,126,881
Equity securities		5,530,077	4,471,499
Other	[7]	1,202,230	1,054,186
Assets at fair value, Total		59,318,581	42,761,035
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		260,149	555,664
Trading account liabilities, Trading derivative liabilities		150,750	300,215
Obligation to return securities received as collateral	[8]	6,484,452	4,663,068
Liabilities at fair value, Total		6,895,351	5,518,947
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	[6]	13,165,127	17,061,985
Trading account assets, Trading derivative assets		11,774,865	14,680,632
Investment securities, Available-for-sale debt securities		12,817,584	11,798,392
Equity securities		229,415	296,819
Other	[7]	42,687	45,913
Assets at fair value, Total		38,029,678	43,883,741
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		989	3,718
Trading account liabilities, Trading derivative liabilities		11,560,634	13,851,205
Obligation to return securities received as collateral	[8]	97,307	143,103
Other	[9]	558,553	514,003
Liabilities at fair value, Total		12,217,483	14,512,029
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	[6]	756,413	525,946
Trading account assets, Trading derivative assets		70,058	60,108
Investment securities, Available-for-sale debt securities		289,616	274,930
Equity securities		45,569	39,963
Other	[7]	18,784	36,701
Assets at fair value, Total		1,180,440	937,648
Liabilities:
Trading account liabilities, Trading derivative liabilities		45,031	56,631
Other	[9]	(2,212)	6,606
Liabilities at fair value, Total		42,819	63,237
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		7,717,955	10,846,607
Liabilities:
Trading account liabilities, Trading derivative liabilities		7,361,129	10,205,375
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		23,906	74,488
Liabilities:
Trading account liabilities, Trading derivative liabilities		10,696	153,098
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		7,673,031	10,758,790
Liabilities:
Trading account liabilities, Trading derivative liabilities		7,343,594	10,038,198
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		21,018	13,329
Liabilities:
Trading account liabilities, Trading derivative liabilities		6,839	14,079
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		3,910,162	3,733,683
Liabilities:
Trading account liabilities, Trading derivative liabilities		4,022,141	3,603,990
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		929	1,550
Liabilities:
Trading account liabilities, Trading derivative liabilities		977	3,360
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		3,896,713	3,723,087
Liabilities:
Trading account liabilities, Trading derivative liabilities		4,015,927	3,596,589
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		12,520	9,046
Liabilities:
Trading account liabilities, Trading derivative liabilities		5,237	4,041
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		231,575	235,572
Liabilities:
Trading account liabilities, Trading derivative liabilities		237,418	276,699
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		111,680	140,796
Liabilities:
Trading account liabilities, Trading derivative liabilities		139,077	143,757
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		113,586	87,285
Liabilities:
Trading account liabilities, Trading derivative liabilities		92,655	121,229
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		6,309	7,491
Liabilities:
Trading account liabilities, Trading derivative liabilities		5,686	11,713
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		26,897	27,502
Liabilities:
Trading account liabilities, Trading derivative liabilities		26,960	26,789
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		1	10
Liabilities:
Trading account liabilities, Trading derivative liabilities		1	14
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		26,896	27,492
Liabilities:
Trading account liabilities, Trading derivative liabilities		26,959	26,775
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets		93,888	114,210
Liabilities:
Trading account liabilities, Trading derivative liabilities		108,540	95,198
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		91,534	111,460
Liabilities:
Trading account liabilities, Trading derivative liabilities		108,457	95,175
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		2,354	2,750
Liabilities:
Trading account liabilities, Trading derivative liabilities		83	23
Fair Value, Measurements, Recurring [Member] | Other [Member]
Assets:
Trading account assets, Trading derivative assets	[10]	961
Liabilities:
Trading account liabilities, Trading derivative liabilities	[10]	227
Fair Value, Measurements, Recurring [Member] | Other [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	[10]	961
Liabilities:
Trading account liabilities, Trading derivative liabilities	[10]	227
Fair Value, Measurements, Recurring [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		35,273,211	23,462,879
Fair Value, Measurements, Recurring [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Investment securities, Available-for-sale debt securities		32,073,409	19,897,187
Fair Value, Measurements, Recurring [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		3,199,802	3,565,692
Fair Value, Measurements, Recurring [Member] | Japanese Prefectural and Municipal Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		3,731,513	2,952,820
Fair Value, Measurements, Recurring [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		3,731,513	2,952,820
Fair Value, Measurements, Recurring [Member] | Foreign Government and Official Institution Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		2,926,963	3,037,488
Fair Value, Measurements, Recurring [Member] | Foreign Government and Official Institution Bonds [Member] | Level 1 [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,937,204	2,229,694
Fair Value, Measurements, Recurring [Member] | Foreign Government and Official Institution Bonds [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		973,041	792,027
Fair Value, Measurements, Recurring [Member] | Foreign Government and Official Institution Bonds [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		16,718	15,767
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,134,270	1,272,826
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,134,108	1,262,718
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		162	10,108
Fair Value, Measurements, Recurring [Member] | Residential Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,467,130	1,459,393
Fair Value, Measurements, Recurring [Member] | Residential Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,467,115	1,459,378
Fair Value, Measurements, Recurring [Member] | Residential Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		15	15
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		464,565	382,255
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		462,966	380,278
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,599	1,977
Fair Value, Measurements, Recurring [Member] | Asset-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,384,485	1,469,476
Fair Value, Measurements, Recurring [Member] | Asset-backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,247,565	1,328,601
Fair Value, Measurements, Recurring [Member] | Asset-backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		136,920	140,875
Fair Value, Measurements, Recurring [Member] | Other Debt Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		171,578	163,066
Fair Value, Measurements, Recurring [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		37,376	56,878
Fair Value, Measurements, Recurring [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		134,202	106,188
Fair Value, Measurements, Recurring [Member] | Commercial Paper [Member]
Assets:
Investment securities, Available-for-sale debt securities		564,098
Fair Value, Measurements, Recurring [Member] | Commercial Paper [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		564,098
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member]
Assets:
Equity securities		5,759,492	4,768,318
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 1 [Member]
Assets:
Equity securities		5,530,077	4,471,499
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 2 [Member]
Assets:
Equity securities		229,415	296,819
Fair Value, Measurements, Recurring [Member] | Nonmarketable Equity Securities [Member]
Assets:
Equity securities	[11]	45,569	39,963
Fair Value, Measurements, Recurring [Member] | Nonmarketable Equity Securities [Member] | Private Equity Funds [Member]
Assets:
Unfunded commitments			0
Fair Value, Measurements, Recurring [Member] | Nonmarketable Equity Securities [Member] | Real Estate Funds [Member]
Assets:
Investments valued at net asset value		27,395	23,233
Unfunded commitments		1,006	1,494
Fair Value, Measurements, Recurring [Member] | Nonmarketable Equity Securities [Member] | Private Equity and Other Funds [Member]
Assets:
Investments valued at net asset value		34,390	18,862
Unfunded commitments		4,758
Fair Value, Measurements, Recurring [Member] | Nonmarketable Equity Securities [Member] | Level 3 [Member]
Assets:
Equity securities	[11]	45,569	39,963
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Trading account assets, Trading securities		7,201,833	4,155,167
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		6,800,379	3,805,039
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		401,454	350,128
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Assets:
Trading account assets, Trading securities		193,936	93,479
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		193,936	93,479
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member]
Assets:
Trading account assets, Trading securities		9,959,753	9,775,245
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		9,508,030	9,356,427
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		450,443	417,766
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		1,280	1,052
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Assets:
Trading account assets, Trading securities		2,711,811	2,537,714
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		5,123	11
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		2,706,611	2,537,559
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		77	144
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Assets:
Trading account assets, Trading securities		6,167,340	9,037,539
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		27
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		6,166,313	9,037,539
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		1,000
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member]
Assets:
Trading account assets, Trading securities		1,382,517	1,006,815
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		1,045,706	590,556
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		336,811	416,259
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Assets:
Trading account assets, Trading securities		277,635	14,438
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities			7,787
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		277,635	6,651
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member]
Assets:
Trading account assets, Trading securities		1,001,233	2,959,580
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		1,001,233	2,959,580
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets:
Trading account assets, Trading securities	[12]	3,464,628	2,899,589
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Private Equity Funds [Member]
Assets:
Investments valued at net asset value		102,255	66,918
Unfunded commitments		97,413	102,743
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	[12]	2,125,587	1,730,158
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	[12]	1,199,431	1,067,591
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	[12]	¥ 139,610	¥ 101,840

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[4]	Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Loans, Deposits and Long-term debt.
[5]	Other debt securities in the table above mainly include ¥86,734 million of private placement debt conduit bonds.
[6]	Includes securities measured under the fair value option.
[7]	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions and money in trust for segregating cash deposited by customers on security transactions.
[8]	Included in Other liabilities.
[9]	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
[10]	For the period ended March 31, 2021, certain derivatives such as earthquake derivatives previously included in Commodity contracts are separately disclosed in Other of Trading derivative assets and liabilities.
[11]	Excludes certain investments valued at net asset value of real estate funds and private equity and other funds whose fair values at March 31, 2020 were ¥23,233 million and ¥18,862 million, respectively, and those at March 31, 2021 were ¥ 27,395 million and ¥34,390 million, respectively. The amounts of unfunded commitments related to these real estate funds and private equity and other funds at March 31, 2020 were ¥1,494 million and nil, respectively, and those at March 31, 2021 were ¥1,006 million and ¥4,758 million, respectively.
[12]	Excludes certain investments valued at net asset value of private equity funds whose fair values were ¥66,918 million and ¥102,255 million at March 31, 2020 and 2021, respectively. The amounts of unfunded commitments related to these private equity funds were ¥102,743 million and ¥97,413 million at March 31, 2020 and 2021, respectively.